Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Unfunded Credit Extension Commitments

Unfunded credit extension commitments at June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012	December 31, 2011
Loan and lease commitments	$192,729	$108,631
Home equity lines of credit	38,367	45,345
Credit card lines of credit	29,346	26,807
Commercial lines of credit	544,095	68,158
Standby letters of credit	2,559	6,428

Total unfunded credit extension commitments	$807,096	$255,370

Unfunded credit extension commitments at December 31, 2011 and 2010 are as follows:

	2011	2010
Loan and lease commitments	$108,631	$66,816
Home equity lines of credit	45,345	52,974
Credit card lines of credit	26,807	21,153
Commercial lines of credit	68,158	27,332
Standby letters of credit	6,428	5,328

	$255,370	$173,603

Schedule of Future Minimum Rental Payments for Operating Leases	The future minimum lease payments for the leases at December 31, 2011, are as follows:

2012	$8,989
2013	6,741
2014	6,138
2015	5,602
2016	4,711
Thereafter	7,301

$39,482